Significant Accounting Policies - Schedule of Financial Liabilities Where Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Where Fair Value Measurements [Line Items]
Fair value at the beginning of the year				$ 8,339
Initial recognition of earnout liabilities		470
Change in fair value of earn out liabilities obligation		7		(4,488)
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration (*)	[1]			(1,561)
Payment due to settlement of contingent earnout liabilities	[1]			(790)
Reclassification of earn-out liability to equity				(1,500)
Fair value at the end of the year		$ 477

[1]	On April 28, 2023, the Company agreed to pay an aggregate amount of $290 in cash and 45,392 ordinary shares to the former stockholders of USARAD, in consideration for the achievement of certain milestones in connection with the first earn out period, as defined in the USARAD Stock Purchase Agreement. In addition, the Company and the former shareholders of USARAD entered into a settlement agreement with respect to any additional amount that could be granted to the shareholders of USARAD as consideration for the remainder of the milestones and applicable earn-outs under the USARAD Stock Purchase Agreement, according to which the Company agreed to pay an aggregate of $500 in cash and 210,000 ordinary shares to the former stockholders of USARAD. As a result of the settlement, both parties’ performance obligations under the USARAD Stock Purchase Agreement have been satisfied in full.